Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Segment information [Abstract]
Schedule of Segment Information by Segment Areas (Geographical Segments)

Segment areas (geographical segments):

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru	Ecuador	Corporate	Total
2020
Revenue	334,606	21,704	12,783	24,599	—	—	—	393,692
Sale of crude oil	332,461	5,103	891	21,185	—	—	—	359,640
Sale of gas	2,145	16,601	11,892	3,414	—	—	—	34,052
Realized gain on commodity risk management contracts	21,059	—	—	—	—	—	—	21,059
Production and operating costs	(92,319)	(10,244)	(3,876)	(18,633)	—	—	—	(125,072)
Royalties	(30,453)	(753)	(1,049)	(3,620)	—	—	—	(35,875)
Share-based payment	(362)	(94)	—	(72)	—	—	—	(528)
Other operating costs	(61,504)	(9,397)	(2,827)	(14,941)	—	—	—	(88,669)
Operating profit (loss)	144,806	(158,619)	1,215	(32,595)	(44,642)	(799)	(20,029)	(110,663)
Operating netback	253,763	11,259	6,833	4,540	—	—	—	276,395
Adjusted EBITDA	218,524	8,148	4,784	1,195	(1,952)	(773)	(12,395)	217,531

Depreciation	(63,687)	(33,571)	(3,732)	(16,564)	(401)	(52)	(66)	(118,073)
Recognition of impairment losses	—	(81,967)	(1,717)	(16,205)	(33,975)	—	—	(133,864)
Write-off of unsuccessful exploration efforts	(1,949)	(50,167)	(536)	—	—	—	—	(52,652)
Total assets	680,828	101,742	38,172	36,803	4,656	1,127	96,938	960,266
								—
Employees (average) (a)	238	68	11	114	10	2	4	447
Employees at year end (a)	268	57	5	97	5	2	3	437

(a)Unaudited

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru	Ecuador	Corporate	Total
2019
Revenue	538,917	32,336	23,049	34,605	—	—	—	628,907
Sale of crude oil	536,986	10,551	1,469	30,024	—	—	—	579,030
Sale of gas	1,931	21,785	21,580	4,581	—	—	—	49,877
Realized gain on commodity risk management contracts	3,888	—	—	—	—	—	—	3,888
Production and operating costs	(116,944)	(19,789)	(5,953)	(26,278)	—	—	—	(168,964)
Royalties	(56,399)	(1,181)	(1,855)	(5,141)	—	—	—	(64,576)
Share-based payment	(231)	(31)	(29)	(38)	—	—	—	(329)
Other operating costs	(60,314)	(18,577)	(4,069)	(21,099)	—	—	—	(104,059)
Operating profit (loss)	297,783	(26,869)	1,750	(34,124)	(7,468)	(536)	(19,861)	210,675
Operating netback	413,120	12,218	15,055	6,691	—	—	—	447,084
Adjusted EBITDA	367,058	8,310	11,750	868	(6,540)	(535)	(17,576)	363,335

Depreciation	(46,917)	(34,826)	(7,445)	(15,618)	(576)	(1)	(149)	(105,532)
Recognition of impairment losses	—	—	—	(7,559)	—	-	-	(7,559)
Write-off of unsuccessful exploration efforts	—	—	(5,120)	(13,170)	—	-	-	(18,290)
Total assets	357,125	249,207	68,480	79,062	53,993	1,119	43,146	852,132

Employees (average) (a)	195	89	13	133	26	2	3	461
Employees at year end (a)	202	77	13	128	14	2	3	439

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru	Corporate	Total
2018
Revenue	497,870	37,359	30,053	35,879	—	—	601,161
Sale of crude oil	496,341	17,402	1,198	30,549	—	—	545,490
Sale of gas	1,529	19,957	28,855	5,330	—	—	55,671
Realized loss on commodity risk management contracts	(26,098)	—	—	—	—	—	(26,098)
Production and operating costs	(118,533)	(21,899)	(8,785)	(25,043)	—	—	(174,260)
Royalties	(62,710)	(1,473)	(2,820)	(4,833)	—	—	(71,836)
Share-based payment	(461)	(226)	(37)	(154)	—	—	(878)
Other operating costs	(55,362)	(20,200)	(5,928)	(20,056)	—	—	(101,546)
Operating profit (loss)	309,357	(29,139)	4,370	(6,739)	(4,529)	(16,828)	256,492
Operating netback	352,672	15,153	21,306	8,527	—	—	397,658
Adjusted EBITDA	319,447	8,784	17,908	4,576	(7,077)	(13,082)	330,556

Depreciation	(42,721)	(28,203)	(10,395)	(10,640)	(245)	(36)	(92,240)
Reversal of impairment losses	11,531	(6,549)	—	—	—	—	4,982
Write-off of unsuccessful exploration efforts	(17,665)	(6,121)	(2,020)	(583)	—	—	(26,389)
Total assets	383,450	276,449	70,424	87,259	35,817	9,261	862,660

Employees (average) (a)	182	101	12	121	27	2	445
Employees at year end (a)	178	100	12	137	28	2	457
(a)	Unaudited

Schedule of Reconciliation of Total Operating Netback to Total Profit (Loss) Before Income Tax

A reconciliation of total Operating netback to total (loss) profit before income tax is provided as follows:

Amounts in US$ ‘000	2020	2019	2018
Operating netback	276,395	447,084	397,658
Administrative expenses	(43,723)	(60,130)	(48,028)
Geological and geophysical expenses	(15,141)	(23,619)	(19,074)
Adjusted EBITDA for reportable segments	217,531	363,335	330,556
Unrealized (loss) gain on commodity risk management contracts	(12,978)	(26,411)	42,271
Depreciation (a)	(118,073)	(105,532)	(92,240)
Share-based payment	(8,444)	(2,717)	(5,446)
Impairment and write-off of unsuccessful exploration efforts	(186,516)	(25,849)	(21,407)
Lease accounting - IFRS 16	9,380	4,855	—
Others (b)	(11,563)	2,994	2,758
Operating (loss) profit	(110,663)	210,675	256,492
Financial expenses	(64,582)	(41,070)	(39,321)
Financial income	3,166	2,360	3,059
Foreign exchange loss	(13,008)	(2,446)	(11,323)
(Loss) Profit before tax	(185,087)	169,519	208,907
(a)	Net of capitalized costs for oil stock included in Inventories.
(b)

Includes allocation to capitalized projects. In 2020, also includes termination costs (see Note 1.1), and write-down of VAT credits and recognition of a provision for environmental liabilities in Peru (see Note 36.5.1).